Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Service Agreements
Transactions
Sales of goods and services	€ 11,242	€ 3,324
Purchases of goods and services	32,302	31,778
Balances
Accounts receivable	88,525		€ 76,010
Accounts payable	9,729		11,599
Accrued expenses	6,239		5,368
Products
Transactions
Sales of goods and services	11,632	10,821
Purchases of goods and services	113,869	121,177
Balances
Accounts receivable	9,363		10,330
Accounts payable	75,751		62,939
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	34	28
Purchases of goods and services	8,286	5,450
Balances
Accounts receivable	168		251
Accounts payable	3,807		3,655
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	979	1,187
Purchases of goods and services	24,016	26,328
Balances
Accounts receivable	703		824
Accounts payable	5,922		7,944
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	11,632	10,821
Purchases of goods and services	7,867	9,048
Balances
Accounts receivable	9,363		10,330
Accounts payable	3,549		5,732
Equity method investees | Service Agreements
Transactions
Sales of goods and services	10,229	2,109
Balances
Accounts receivable	87,654		74,935
Equity method investees | Products
Transactions
Purchases of goods and services	106,002	€ 112,129
Balances
Accounts payable	72,202		€ 57,207
Vifor Fresenius Medical Care Renal Pharma Ltd. | Dividends
Balances
Accounts receivable	€ 54,323